UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Ordinary shares, shares issued	580,596,665
Ordinary shares, shares outstanding	580,596,665
Class A Ordinary Shares
Ordinary shares, par value	$ 0.01
Common Stock, Shares Authorized	4,300,000,000	4,300,000,000
Ordinary shares, shares issued	566,989,331	247,090,351
Ordinary shares, shares outstanding	566,989,331	247,090,351
Class B ordinary shares
Ordinary shares, par value	$ 0.01
Common Stock, Shares Authorized	600,000,000	600,000,000
Ordinary shares, shares issued	13,607,334	12,942,011
Ordinary shares, shares outstanding	13,607,334	12,942,011